Note 8 - Trade and Other Receivables, Net - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Financial assets	$ 157,379	$ 298,703
Current [member]
Statement Line Items [Line Items]
Financial assets	83,431	116,892
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	26,678	42,562
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	6,513	22,317
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	5,505	16,352
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 35,252	$ 100,580